Stock Option and Purchase Plans (Details Textual) - Employee Stock Purchase Plan - USD ($)	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Stock Option And Purchase Plans (Textual) [Abstract]
Maximum Contribution per participant per calendar year	$ 5,200
Maximum number of shares authorized for issuance from treasury under the Employee Stock Purchase Plan	100,000
Employee stock purchase plan average price of shares purchased during period	$ 55.77	$ 76.06	$ 49.53
Shares available for issuance from treasury under the Employee Stock Purchase plan	67,184
Treasury Stock
Stock Option And Purchase Plans (Textual) [Abstract]
Shares issued under stock purchase plan	1,948	1,038	1,181